Segment Information - Schedule of Revenues Segregated Between Domestic and Export Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total revenue, net	$ 6,405,767	[1]	$ 8,505,931	[1]	$ 10,753,513	[1]
Domestic - Russia [Member]
Total revenue, net	3,725,567		4,795,324		5,567,656
Domestic - Other [Member]
Total revenue, net	508,121		874,226		1,254,960
Domestic [Member]
Total revenue, net	4,233,688		5,669,550		6,822,616
Export [Member]
Total revenue, net	$ 2,172,079		$ 2,836,381		$ 3,930,897

[1]	See Note 25